Net Income Per Common Share - Summary of Computation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares
Text Block [Abstract]
Net (loss) income attributable to ordinary shareholders | $	$ (167.0)	$ 105.2
Gain on change in fair value of warrants	0.0	(12.1)	[1]	$ (9.2)
Net (loss) income attributable to ordinary shareholders (diluted) | $	$ (167.0)	$ 93.1
Weighted average common shares outstanding	108.5	108.4		108.4
Dilutive effect of warrants, restricted share units and performance share units	0	24.6		24.6
Dilutive weighted average common shares outstanding	108.5	133		133
Net (loss) income per common share:
Basic | $ / shares	$ (1.54)	$ 0.97
Diluted | $ / shares	$ (1.54)	$ 0.7

[1]	As at March 31, 2024, 24,179,0